SUPPLEMENTAL FINANCIAL INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	$ (10,273)	$ (14,224)
Operating expenses	(10,594)	(14,436)
Cost of Goods Sold-Mineral Concentrates
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(526)
Operating expenses		0
Operating Overheads: Mining, Other Development Expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(1,165)	(2,709)
Operating Overheads: Milling, conversion expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(1,769)	(3,230)
Less Absorption: Mineral properties
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	39	61
Cost of Services
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(6,852)	(8,346)
Cost of Goods and Services Sold
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(10,273)	(14,224)
Reclamation Asset Amortization
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(243)	(212)
Selling Expenses
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(14)	0
Sales royalties and non-income taxes
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	$ (64)	$ 0